Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	₨ 11,801,530		₨ 8,636,012
Balance at the ending	12,496,784	$ 170,013	11,801,530	₨ 8,636,012
Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	147,176
Balance at the ending	147,176		147,176
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,704,805		1,714,527
Balance at the ending	3,896,010		3,704,805	1,714,527
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	4,961,967		4,127,414
Balance at the ending	5,570,310		4,961,967	4,127,414
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	10,896,008		6,839,363
Balance at the ending	12,016,915		10,896,008	6,839,363
Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	250,353		332,151
Balance at the ending	191,452		250,353	332,151
Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	501,180		259,374
Balance at the ending	581,639		501,180	259,374
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,330,481		404,697
Balance at the ending	1,630,304		1,330,481	404,697
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	46		1,200
Balance at the ending	24		46	1,200
Construction in Progress [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	905,522		1,796,649
Balance at the ending	479,869		905,522	1,796,649
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	23,174,510		19,981,442	17,865,862
Additions	3,142,282		6,118,960	2,209,018
Disposals or Deletions	12,395		95,920	93,438
Balance at the ending	26,304,397		23,174,510	19,981,442
Gross carrying amount [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16			2,829,972
Gross carrying amount [member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	147,176
Additions	0		147,176
Balance at the ending	147,176		147,176
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	4,395,750		2,437,687	2,301,987
Additions	371,958		2,249,209	135,700
Disposals or Deletions	0		0	0
Balance at the ending	4,767,708		4,395,750	2,437,687
Gross carrying amount [member] | Building [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16			291,146
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	13,426,602		13,944,419	12,293,776
Additions	1,742,724		2,111,324	1,723,910
Disposals or Deletions	8,270		90,315	73,267
Balance at the ending	15,161,056		13,426,602	13,944,419
Gross carrying amount [member] | Plant and machinery [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16			2,538,826
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	23,174,510		19,981,442	17,865,862
Additions	3,142,282		6,118,960	2,209,018
Disposals or Deletions	12,395		95,920	93,438
Balance at the ending	26,304,397		23,174,510	19,981,442
Gross carrying amount [member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,601,641		1,517,322	1,407,816
Additions	87,151		89,817	120,371
Disposals or Deletions	3,053		5,498	10,865
Balance at the ending	1,685,739		1,601,641	1,517,322
Gross carrying amount [member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,054,432		684,295	601,793
Additions	240,666		370,171	82,636
Disposals or Deletions	302		34	134
Balance at the ending	1,294,796		1,054,432	684,295
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,539,188		1,388,063	1,250,834
Additions	699,783		1,151,198	146,401
Disposals or Deletions	770		73	9,172
Balance at the ending	3,238,201		2,539,188	1,388,063
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,721		9,656	9,656
Additions	0		65	0
Disposals or Deletions	0		0	0
Balance at the ending	9,721		9,721	9,656
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	12,278,501		13,142,079	11,880,377
Depreciation for the year	2,021,211		1,584,370	1,354,496
Disposals or Deletions	12,231		74,495	92,794
Balance at the ending	14,287,482		12,278,501	13,142,079
Accumulated depreciation and amortisations [Member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16			2,373,453
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	690,945		723,160	639,622
Depreciation for the year	180,753		96,544	83,538
Disposals or Deletions	0		0	0
Balance at the ending	871,698		690,945	723,160
Accumulated depreciation and amortisations [Member] | Building [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16			128,759
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	8,464,634		9,817,005	9,017,370
Depreciation for the year	1,134,268		961,273	872,318
Disposals or Deletions	8,157		68,950	72,683
Balance at the ending	9,590,746		8,464,634	9,817,005
Accumulated depreciation and amortisations [Member] | Plant and machinery [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16			2,244,694
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	12,278,501		13,142,079	11,880,377
Depreciation for the year	2,021,211		1,584,370	1,354,496
Disposals or Deletions	12,231		74,495	92,794
Balance at the ending	14,287,482		12,278,501	13,142,079
Accumulated depreciation and amortisations [Member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,351,288		1,185,171	1,006,370
Depreciation for the year	146,051		171,555	189,606
Disposals or Deletions	3,052		5,438	10,805
Balance at the ending	1,494,287		1,351,288	1,185,171
Accumulated depreciation and amortisations [Member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	553,252		424,921	346,024
Depreciation for the year	160,144		128,365	79,031
Disposals or Deletions	239		34	134
Balance at the ending	713,157		553,252	424,921
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,208,707		983,366	864,935
Depreciation for the year	399,973		225,414	127,603
Disposals or Deletions	783		73	9,172
Balance at the ending	1,607,897		1,208,707	983,366
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,675		8,456	6,056
Depreciation for the year	22		1,219	2,400
Disposals or Deletions	0		0	0
Balance at the ending	₨ 9,697		₨ 9,675	₨ 8,456